UNITED STATES

             SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549

                          FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: Mar 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        AFA Financial, Inc.
Address:     8748 Brecksville Road
             Suite 115
             Brecksville, OH 44141

13F File Number: 28-2369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michelle Leicher
Title:   Vice President
Phone:   440-838-0800
Signature, Place, and Date of Signing

Michelle Leicher     Brecksville, Ohio    Apr 19, 2001

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $43,142

                                           FORM 13F INFORMATION TABLE
                                                      VALUE       SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
ABBOTT LABS                COM            002824100    1436        30427   SH           SOLE     N/A               30427
AMERICAN HOME PRODUCTS     COM            026609107     975        16601   SH           SOLE     N/A               16601
AMERICAN INTL GROUP        COM            026874100     805        10000   SH           SOLE     N/A               10000
AMGEN, INC.                COM            031162100     201         3340   SH           SOLE     N/A                3340
ANADARKO RETRO             COM            032511100    2361        37605   SH           SOLE     N/A               37605
BAXTER INTERNATIONAL       COM            007181310     273         2904   SH           SOLE     N/A                2904
CALPINE CORP               COM            013134710    2825        51300   SH           SOLE     N/A               51300
CITIGROUP                  COM            172967101    1907        42391   SH           SOLE     N/A               42391
COSTCO WHOLESALE           COM            22160Q102    1512        38525   SH           SOLE     N/A               38525
DELL COMPUTERS             COM            247025109     788        30690   SH           SOLE     N/A               30690
ENRON CORP                 COM            293561106    1869        32165   SH           SOLE     N/A               32165
FEDERAL NAT'L MTG          COM            313586109     888        11152   SH           SOLE     N/A               11152
GENERAL ELECTRIC           COM            369604103    2334        55757   SH           SOLE     N/A               55757
GOLDMAN SACHS GROUP        COM            38141G104     757         8900   SH           SOLE     N/A                8900
HOME DEPOT                 COM            437076102    1553        36022   SH           SOLE     N/A               36022
HOUSEHOLD INT'L            COM            441815107    2069        34926   SH           SOLE     N/A               34926
INT BUSINESS MACHINE       COM            459200100    1392        14476   SH           SOLE     N/A               14476
INTEL                      COM            458140100    1656        62940   SH           SOLE     N/A               62940
JOHNSON & JOHNSON          COM            478160104    1268        14500   SH           SOLE     N/A               14500
LEVEL 3 COMMUNICATIONS     COM            52729N100     439        25270   SH           SOLE     N/A               25270
LINEAR TECHNOLOGY          COM            535678106     597        14550   SH           SOLE     N/A               14550
MEDTRONIC INC.             COM            585055106     908        19850   SH           SOLE     N/A               19850
MERCK AND CO.              COM            589331107    1012        13333   SH           SOLE     N/A               13333
MICROSOFT CORP             COM            594918104    1550        28350   SH           SOLE     N/A               28350
MORGAN STANLEY DWD         COM            617446440    1335        24950   SH           SOLE     N/A               24950
NORTEL NETWORKS            COM            656568100     377        26800   SH           SOLE     N/A               26800
QUEST DIAGNOSTICS          COM            74834L100     742         8350   SH           SOLE     N/A                8350
RAYTHEON CORP CL B         COM            075511140    1666        56700   SH           SOLE     N/A               56700
SCHERING-PLOUGH            COM            806605101    1180        32297   SH           SOLE     N/A               32297
TYCO INTERNATIONAL         COM            902120106    2240        51807   SH           SOLE     N/A               51807
UNION PACIFIC              COM            907818108    1331        23665   SH           SOLE     N/A               23665
UNITED HEALTH GROUP        COM            091324010     788        13300   SH           SOLE     N/A               13300
WAL-MART STORES            COM            931142103    2108        41735   SH           SOLE     N/A               41735